UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

Annual Report

June 30, 2010

COUNTRY Growth Fund COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
July 2010
Dear Shareholders:

Clint Eastwood fans among our shareholders probably can recall the movie “Every Which Way But Loose”, a comedy which tells the story of a bare-knuckles fighter named Philo Beddoe, and introduces the audience to a wild collection of characters including Philo’s pet orangutan named Clyde.  While the film’s commercial success cannot match the CGI blockbusters in today’s theatres, the film’s title in our view provides a fitting description of the current general economic and market conditions.  It also probably captures the feelings of many investors dealing with the confusing and often conflicting data produced by companies and economies.

Within our own office we can find differing market views, with one contingent bullish on the economy and equity markets squared off against an equally-strong group that is concerned and bearish, toward both economic conditions and the equity markets.  What makes the debate all the more interesting, and compelling, is that each view is entirely supportable with facts.  Views on an improving jobs situation in the US can be met with statistics showing the lengthening duration of unemployment.  Recent thoughts of a nascent improvement in housing, given incredibly-low mortgage rates, government incentives, and homebuilders replenishing land banks anticipating new construction, can be matched against the existing home inventory, concerns about “shadow housing inventory”, and weakening home sales following the removal of government incentives.  One week, we’ll hear from companies raising profit guidance and talking of improving business conditions both here and abroad, which is refuted the next week by other players in the same industry presenting evidence of weakening sales and diminished outlooks for profits.  The data either supports no conclusions, or supports them all.  Economies and markets are left without a general direction, and as the movie title suggests, seemingly turned every which way but loose.

Such conditions naturally leave market watchers with more questions than answers.  “Will there be a double-dip in the economy, or will it just feel like a double-dip, with subpar growth?”  “Will the quality trade come back into vogue?” “Will small caps do better than large?”  Amidst the uncertainty, we observe the following: conservatively-financed, inexpensive, world-class companies are holding some of their highest cash balances, as measured against either market capitalization or assets, in years.  Obviously how well these companies deploy this capital will go a long way to creating value for their shareholders.  In our equity portfolios, the low valuations awarded these cash-rich companies make them especially attractive, and we continue to add to positions.  Also, patience seems in short supply these days, since recent market volatility has fostered an even greater desire for instant gratification in the minds of some investors, leading to ever-shorter investment horizons.  So we are content to add to names that we think should produce decent returns for our shareholders over longer time periods.  The same goes for our fixed income portfolios, as we exercise patience in looking for higher-returning ideas.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized returns for the Fund for the year ended June 30, 2010 are as follows:

1 Year	5 Year	10 Years
10.44%	-0.88%	-0.16%

Gross Expense Ratio:  1.23% (as of the prospectus dated 10/28/2009)
Net Expense Ratio:  1.21% (as of the prospectus dated 10/28/2009)

The advisor has contractually agreed to waive fees through October 31, 2012.  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 14.43%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large-Cap Core Funds group) returned 12.10% during this same time period.  As of June 30, 2010, based on total returns, the Growth Fund (Class Y) ranked in the 68th percentile compared to the Lipper peer group for the past year and in the 45th and top 32nd percentiles for the past five and ten years, out of 986, 716 and 419 funds, respectively.

Following significant price appreciation from early in 2009, stocks in 2010 have been more volatile and have declined somewhat off their recent highs. There is a growing dichotomy between market bulls and bears. The bulls see the recent decline as a much needed consolidation following the market advances since early 2009. They feel that positive earnings news over the next few weeks could allow a resumption of the upward movement. Bears see the rally and correction as being liquidity driven as they look at longer term economic problems which have yet to be fixed. Economic indicators are providing mixed signals as some statistics suggest a resumption of growth while others continue to raise warning flags about economic activity. We continue to feel that the economic backdrop may eventually have a negative impact on corporate results and are maintaining a cautious investment posture.

As previously mentioned, we remain cautious in our outlook. Unemployment is high, personal income is weak, plans to purchase discretionary items are falling, housing appears poised for further declines and interest rates are again falling. The impact of government stimulus programs is winding down and the prospect of potential tax increases in 2011 does not bode well for any consumer led expansion. We have high confidence in the companies we own in the Growth Fund’s portfolio and feel there is substantial appreciation potential when conditions improve. However, our current results are being hit by the same forces that are presently pummeling the overall market.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the year ended June 30, 2010 are as follows:

1 Year	5 Year	10 Year
9.66%	5.57%	6.29%

Gross Expense Ratio: 0.97% (as of the prospectus dated 10/28/2009)
Net Expense Ratio:  0.87% (as of the prospectus dated 10/28/2009)

The advisor has contractually agreed to waive fees through October 31, 2012.  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

Low inflation, high unemployment, weak housing, and Europe’s debt woes are all contributing factors to a robust bond market. Treasury interest rates are at or near record lows. Yields on Fannie Mae and Freddie Mac mortgage securities are approaching record lows relative to Treasuries. Deflation is the current concern in the market, not inflation. The Federal Reserve is expected to keep rates ultra low in the near future.

The uncertainties regarding the European banking system and sovereign debt are not over yet. What effect on the U.S. economy from Europe’s slowdown is troubling? The housing outlook is still grim, with an excess supply of homes possibly causing another downdraft in housing prices. Lending is still frozen in the U.S. banking system. Unemployment is expected to remain high and inflation is non-existent. These are positive developments for investors in bonds.

However, in this bullish environment for bonds we have concerns about future returns considering today’s low level of rates. Bonds are priced for perfection and a negative jolt could send rates higher with negative return implications. As interest rates continue their downward trend we will be looking for opportunities to become defensive with our portfolio strategy.

Sincerely, Bruce D. Finks Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an index.

The Lipper Large-Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

COUNTRY Mutual Funds — Expense Example June 30, 2010 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 1/1/10 – 6/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under U.S. generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual(1)	$1,000.00	$ 919.20	$5.57
Hypothetical(2)	$1,000.00	$1,018.99	$5.86

(1)	Ending account values and expenses paid during period based on a -8.08% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual(1)	$1,000.00	$1,050.50	$4.32
Hypothetical(2)	$1,000.00	$1,020.58	$4.26

(1)	Ending account values and expenses paid during period based on a 5.05% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example June 30, 2010 (unaudited) (continued)

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual(1)	$1,000.00	$ 919.20	$5.57
Hypothetical(2)	$1,000.00	$1,018.99	$5.86

(1)	Ending account values and expenses paid during period based on a -8.08% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual(1)	$1,000.00	$1,051.00	$4.32
Hypothetical(2)	$1,000.00	$1,020.58	$4.26

(1)	Ending account values and expenses paid during period based on a 5.10% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Illustration of $10,000 Investment June 30, 2010

GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares are provided below.

Average Annual Returns*
Class Y - 1 Year	10.44%
Class Y - 5 Years	-0.88%
Class Y - 10 Years	-0.16%
Class Y - Since Inception (04/21/66)	8.06%
Class A - 1 Year (No Load)	10.49%
Class A - 5 Years (No Load)	-0.88%
Class A - Since Inception (03/01/02) (No Load)	0.74%
Class A - 1 Year (Load)**	4.41%
Class A - 5 Years (Load)**	-1.99%
Class A - Since Inception (03/01/02) (Load)**	0.06%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.

**	Reflects maximum sales charge of 5.50%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

Illustration of $10,000 Investment June 30, 2010

BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX, BARCLAYS CAPITAL AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Bond Fund.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares are provided below.

Average Annual Returns*
Class Y - 1 Year	9.66%
Class Y - 5 Years	5.57%
Class Y - 10 Years	6.29%
Class Y - Since Inception (01/03/97)	6.15%
Class A - 1 Year (No Load)	9.67%
Class A - 5 Years (No Load)	5.57%
Class A - Since Inception (03/01/02) (No Load)	5.48%
Class A - 1 Year (Load)**	5.03%
Class A - 5 Years (Load)**	4.66%
Class A - Since Inception (03/01/02) (Load)**	4.93%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.

**	Reflects maximum sales charge of 4.25%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

COUNTRY Mutual Funds — Allocation of Portfolio Assets June 30, 2010

COUNTRY Growth Fund*

COUNTRY Bond Fund*

* Expressed as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund
Average Annual Returns June 30, 2010
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	10.44%	-0.88%	-0.16%
S&P 500 Index(1)	14.43%	-0.79%	-1.59%
Lipper Large Cap Core Funds Average(2)	12.10%	-1.10%	-1.19%
_______________
(1)	The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(2)	The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) June 30, 2010
	Value	Percent of Fund
Exxon Mobil Corporation	$ 5,940,987	3.35%
CVS Caremark Corporation	5,603,052	3.16%
Aflac Incorporated	4,267,000	2.40%
General Electric Company	4,266,878	2.40%
Wal-Mart Stores, Inc.	3,917,705	2.21%
International Business Machines Corporation	3,580,920	2.02%
Halliburton Company	3,368,260	1.90%
Dell, Inc.	3,347,856	1.89%
JPMorgan Chase & Co.	3,331,510	1.88%
Microsoft Corporation	3,269,721	1.84%
	$40,893,889	23.05%

COUNTRY Bond Fund
Average Annual Returns June 30, 2010
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	9.66%	5.57%	6.29%
Barclays Capital Aggregate Bond Index(1)	9.50%	5.54%	6.47%
Merrill Lynch U.S. Domestic Master Bond Index(2)	9.08%	5.62%	6.54%
Lipper Intermediate Investment-Grade Debt Funds Average(3)	12.96%	4.57%	5.74%
_______________
(1)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)
The Lipper Intermediate Investment-Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments) June 30, 2010
	Value	Percent of Fund
U.S. Treasury Note, 1.000%, 4/30/2012	$ 4,030,000	1.86%
U.S. Treasury Note, 1.125%, 6/15/2013	3,011,940	1.39%
U.S. Treasury Note, 0.625%, 6/30/2012	3,000,240	1.39%
Government National Mortgage Association, 5.500%, 1/15/2038	2,197,869	1.02%
U.S. Treasury Bond, 4.250%, 5/15/2039	2,114,688	0.98%
Federal National Mortgage Association, 5.000%, 5/1/2023	1,814,527	0.84%
U.S. Treasury Bond, 1.750%, 1/15/2028	1,556,994	0.72%
U.S. Treasury Note, 3.000%, 5/15/2012	1,547,883	0.71%
Federal Home Loan Mortgage Corp., 5.500%, 3/1/2022	1,366,921	0.63%
Federal National Mortgage Association, 4.500%, 6/25/2018	1,342,390	0.62%
	$21,983,452	10.16%

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 97.75%
Consumer Discretionary — 9.03%
Abercrombie & Fitch Co. — Class A	45,700	$1,402,533
Comcast Corporation	115,900	2,013,183
Darden Restaurants, Inc.	18,500	718,725
Gentex Corporation	136,800	2,459,664
The Home Depot, Inc.	95,200	2,672,264
Limited Brands, Inc.	91,200	2,012,784
News Corporation — Class A	162,700	1,945,892
Target Corporation	57,000	2,802,690
		16,027,735
Consumer Staples — 15.25%
Archer-Daniels-Midland Company	94,000	2,427,080
Church & Dwight Co., Inc.	28,300	1,774,693
CVS Caremark Corporation	191,100	5,603,052
The Kroger Co.	71,000	1,397,990
McCormick & Company, Inc.	46,900	1,780,324
Philip Morris International, Inc.	60,000	2,750,400
The Procter & Gamble Company	51,200	3,070,976
Ralcorp Holdings, Inc. (a)	45,556	2,496,469
Sysco Corporation	64,600	1,845,622
Wal-Mart Stores, Inc.	81,500	3,917,705
		27,064,311
Energy — 12.47%
Apache Corporation	31,900	2,685,661
Chesapeake Energy Corp.	154,300	3,232,585
ChevronTexaco Corp.	35,000	2,375,100
ConocoPhillips	39,000	1,914,510
Exxon Mobil Corporation	104,100	5,940,987
Halliburton Company	137,200	3,368,260
Schlumberger Limited (b)	47,300	2,617,582
		22,134,685
Financials — 10.03%
ACE Limited (b)	57,000	2,934,360
Aflac Incorporated	100,000	4,267,000
American Express Company	60,000	2,382,000
The Bank of New York Mellon Corporation	66,600	1,644,354
JPMorgan Chase & Co.	91,000	3,331,510
State Street Corp.	49,500	1,674,090
Wells Fargo & Company	61,300	1,569,280
		17,802,594
Health Care — 15.94%
Abbott Laboratories	60,100	2,811,478
Amgen Inc. (a)	49,100	2,582,660
Baxter International Inc.	63,000	2,560,320
Covance, Inc. (a)	43,100	2,211,892
Eli Lilly and Company	53,700	1,798,950
Gilead Sciences, Inc. (a)	44,100	1,511,748
Hologic, Inc. (a)	102,600	1,429,218
Johnson & Johnson	50,000	2,953,000
Medtronic, Inc.	55,000	1,994,850
Novartis AG — ADR	40,600	1,961,792
Pfizer Inc.	193,700	2,762,162
St. Jude Medical, Inc. (a)	49,000	1,768,410
WellPoint Inc. (a)	39,600	1,937,628
		28,284,108
Industrials — 11.01%
3M Co.	39,500	3,120,105
Bucyrus International, Inc.	17,800	844,610
Caterpillar Inc.	36,000	2,162,520
Emerson Electric Co.	38,900	1,699,541
General Dynamics Corp.	37,900	2,219,424
General Electric Company	295,900	4,266,878
Ingersoll-Rand PLC (b)	48,200	1,662,418
Iron Mountain, Inc.	74,200	1,666,532
Stericycle, Inc. (a)	28,900	1,895,262
		19,537,290
Information Technology — 14.91%
Cisco Systems, Inc. (a)	101,000	2,152,310
Dell, Inc. (a)	277,600	3,347,856
EMC Corporation (a)	103,500	1,894,050
Intel Corporation	143,500	2,791,075
International Business Machines Corporation	29,000	3,580,920
Intuit Inc. (a)	75,500	2,625,135
Microsoft Corporation	142,100	3,269,721
Nokia Corp. — ADR	119,314	972,409
QUALCOMM Inc.	74,300	2,440,012
Research In Motion Ltd. (a)(b)	20,900	1,029,534
Western Union Company	158,000	2,355,780
		26,458,802
Materials — 2.33%
BHP Billiton Limited — ADR	14,600	905,054
Monsanto Company	34,900	1,613,078
Newmont Mining Corporation	26,200	1,617,588
		4,135,720
Telecommunication Services — 3.41%
American Tower Corporation — Class A (a)	43,200	1,922,400
AT&T, Inc.	133,000	3,217,270
Verizon Communications Inc.	32,300	905,046
		6,044,716
Utilities — 3.37%
American Water Works Co., Inc.	91,500	1,884,900
Exelon Corp.	34,600	1,313,762
NextEra Energy, Inc.	57,000	2,779,320
		5,977,982
TOTAL COMMON STOCKS
(Cost $164,148,789)		173,467,943

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.14%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$37,765	36,258
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	137,016	147,908
Government National Mortgage Association
9.000%, 07/15/2016	1,416	1,567
6.500%, 07/15/2029	8,051	9,027
Mortgage IT Trust
1.597%, 02/25/2035 (c)	40,479	35,099
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $27,940) (d)	27,187	26,449
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $251,425)		256,308

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.27%
Money Market Funds — 1.27%
Federated Prime Obligations Fund, 0.220% (e)	2,254,764	$2,254,764
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,254,764)		2,254,764
TOTAL INVESTMENTS — 99.16%
(Cost $166,654,978)		175,979,015
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.84%		1,487,480
TOTAL NET ASSETS — 100.00%		$177,466,495

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at June 30, 2010.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2010 these securities represented 0.01% of total net assets and are not guaranteed by the United States Treasury.

(e)	The rate quoted is the annualized seven-day yield as of June 30, 2010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Bond Fund

	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 2.73%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	$1,133,547
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	500,000	517,577
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	333,083	339,142
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	214,659
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	380,920	302,249
5.363%, 03/25/2030	278,038	222,398
4.931%, 05/25/2032 (a)	164,813	138,172
FedEx Corp.
6.720%, 01/15/2022	266,117	292,929
Green Tree Financial Corporation
6.870%, 01/15/2029	40,347	42,905
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	518,911
John Deere Owner Trust
4.890%, 03/16/2015	400,000	416,843
National Collegiate Student Loan Trust
0.477%, 06/25/2028 (a)	250,000	204,493
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	427,560
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	371,565	338,990
5.600%, 06/25/2034 (a)	1,000,000	805,237
TOTAL ASSET-BACKED SECURITIES
(Cost $6,006,141)		5,915,612
CORPORATE BONDS — 25.90%
Abbott Laboratories
5.600%, 05/15/2011	400,000	416,586
6.150%, 11/30/2037	500,000	578,644
Alabama Power Co.
5.500%, 10/15/2017	250,000	283,520
Alcoa, Inc.
5.550%, 02/01/2017	400,000	393,346
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007
through 08/29/2007, Cost $646,182) (b)	650,000	675,366
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008,
Cost $499,520) (b)	500,000	569,094
American International Group, Inc.
5.850%, 01/16/2018	500,000	446,875
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	430,348
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (b)(c)	250,000	276,973
Apache Corp.
6.900%, 09/15/2018	600,000	729,365
Archer-Daniels Midland Company
5.450%, 03/15/2018	400,000	455,001
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003,
Cost $249,218) (b)	250,000	245,000
AT&T Inc.
5.625%, 06/15/2016	500,000	566,715
5.500%, 02/01/2018	500,000	552,917
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	285,596
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	702,599
Bank of America Corporation
6.975%, 03/07/2037	250,000	275,301
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	215,452
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	512,874
Barrick International
5.750%, 10/15/2016 (Acquired 01/22/2009,
Cost $205,775) (b)(c)	225,000	249,198
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	500,000	532,402
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009,
Cost $489,370) (b)	500,000	421,237
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	561,552
5.720%, 01/15/2024	360,212	393,038
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	293,802
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	300,000	329,618
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	301,554
Caterpillar Inc.
5.700%, 08/15/2016	500,000	571,874
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	305,501
Cisco Systems Inc.
5.250%, 02/22/2011	500,000	513,595
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,035,727
5.500%, 08/27/2012	250,000	260,593
Clorox Company
5.950%, 10/15/2017	200,000	230,969
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	476,785
Comcast Corporation
6.500%, 01/15/2017	750,000	859,378
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	457,121
ConocoPhillips
6.650%, 07/15/2018	600,000	714,574
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	427,353
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	667,784
Devon Energy Corp.
6.300%, 01/15/2019	400,000	463,394
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	518,220
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	452,822
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	285,103
Eaton Corp.
8.875%, 06/15/2019	300,000	398,347
Ecolab, Inc.
4.875%, 02/15/2015	450,000	493,974

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
EOG Resources, Inc.
5.625%, 06/01/2019	$300,000	$337,325
Florida Power Corporation
4.800%, 03/01/2013	300,000	322,897
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	307,268
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	531,357
5.000%, 06/27/2018 (a)	356,000	358,863
General Electric Company
5.000%, 02/01/2013	300,000	321,706
General Mills, Inc.
5.700%, 02/15/2017	225,000	261,320
Georgia Power Company
5.700%, 06/01/2017	500,000	570,109
GlaxoSmithKline Capital Inc.
4.850%, 05/15/2013	500,000	546,650
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	423,371
Halliburton Company
6.750%, 02/01/2027	100,000	108,240
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007,
Cost $199,772) (b)	200,000	206,834
Home Depot, Inc.
5.250%, 12/16/2013	500,000	549,773
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	431,124
HSBC Holdings
6.800%, 06/01/2038 (c)	500,000	538,841
Ingersoll-Rand Co.
6.015%, 02/15/2028 (c)	500,000	548,968
International Business Machines Corporation
7.625%, 10/15/2018	250,000	321,438
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	216,460
JPMorgan Chase & Co.
5.375%, 10/01/2012	750,000	810,624
7.900%, 04/30/2018 (a)	200,000	206,146
Kellogg Co.
5.125%, 12/03/2012	500,000	543,116
KeyCorp
6.500%, 05/14/2013	200,000	218,774
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	591,811
Kraft Foods, Inc.
6.125%, 02/01/2018	300,000	340,469
6.750%, 02/19/2014	350,000	402,378
Lowe’s Companies, Inc.
6.650%, 09/15/2037	500,000	602,356
McKesson Corp.
7.500%, 02/15/2019	400,000	496,143
Merck & Co., Inc.
5.760%, 05/03/2037	200,000	225,987
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	318,974
5.450%, 02/05/2013	500,000	524,519
Morgan Stanley
5.750%, 08/31/2012	200,000	209,586
5.450%, 01/09/2017	300,000	297,389
New Valley Generation IV
4.687%, 01/15/2022	274,186	303,853
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008,
Cost $998,282) (b)	1,000,000	1,072,644
New York University
5.236%, 07/01/2032	500,000	514,340
Nokia Corp.
5.375%, 05/15/2019 (c)	250,000	263,022
Northern States Power Co.
8.000%, 08/28/2012	500,000	569,971
Oracle Corp.
6.500%, 04/15/2038	300,000	364,037
Overseas Private Investment Company
3.420%, 01/15/2015	177,188	185,493
Pepperdine University
5.450%, 08/01/2019	250,000	278,150
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	555,337
Perforadora Central SA de CV
5.240%, 12/15/2018 (c)	226,720	254,012
Pfizer, Inc.
5.350%, 03/15/2015	350,000	396,540
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	252,916
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	273,002
Regions Bank
7.500%, 05/15/2018	200,000	203,038
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	493,043
Rowan Companies, Inc.
5.880%, 03/15/2012	282,000	290,102
Shell International Finance
5.625%, 06/27/2011 (c)	500,000	523,996
Simon Property Group LP
5.750%, 12/01/2015	300,000	329,807
SLM Inc.
8.450%, 06/15/2018	200,000	184,562
Southern California Edison Co.
5.750%, 03/15/2014	400,000	450,146
Stanford University
4.750%, 05/01/2019	400,000	435,748
Staples, Inc.
9.750%, 01/15/2014	250,000	306,669
State Street Corporation
5.375%, 04/30/2017	400,000	429,790
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	438,750
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	563,197
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	203,441
Target Corporation
5.875%, 07/15/2016	750,000	879,186
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	252,348
Time Warner, Inc.
6.875%, 05/01/2012	500,000	544,722
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	282,207
7.500%, 04/15/2031 (c)	160,000	147,988

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $151,226) (b)	$151,938	$163,826
Union Pacific Railroad Company
6.630%, 01/27/2022	335,134	384,000
5.866%, 07/02/2030	469,534	541,674
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	864,510
United Technologies Corp.
5.375%, 12/15/2017	600,000	687,744
University Of Chicago
4.760%, 10/01/2023	1,000,000	1,049,860
University Of Notre Dame
4.141%, 09/01/2013	250,000	269,540
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	438,924
Vessel Management Services Inc.
4.960%, 11/15/2027	280,000	296,447
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006,
Cost $496,980) (b)	500,000	515,258
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	507,882
Wachovia Corp.
5.750%, 06/15/2017	500,000	546,100
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,095,495
6.200%, 04/15/2038	400,000	468,254
Walt Disney Company
4.700%, 12/01/2012	500,000	542,276
Wells Fargo Capital X
5.950%, 12/01/2036	200,000	177,382
Wells Fargo & Co.
4.875%, 01/12/2011	550,000	561,299
5.625%, 12/11/2017	500,000	546,596
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	228,375
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	431,258
TOTAL CORPORATE BONDS
(Cost $50,698,940)		56,076,660
MORTGAGE-BACKED SECURITIES — 18.28%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007,
Cost $500,000) (b)	500,000	538,004
Bank of America Mortgage Securities
5.250%, 10/25/2020	340,201	346,424
Chase Funding Mortgage Loan
4.515%, 02/25/2014	168,153	165,433
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	97,206	94,883
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	264,352	253,809
6.000%, 11/25/2036	400,000	323,595
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	450,424	403,922
5.500%, 05/25/2036	500,000	359,627
Credit Suisse First Boston
Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	681,270
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	19,188	19,882
4.500%, 05/01/2013	143,338	146,968
5.125%, 12/15/2013	103,969	108,372
5.500%, 10/01/2014	30,463	32,698
5.000%, 03/01/2015	109,998	114,535
6.500%, 03/01/2015	72,377	78,640
5.000%, 12/15/2017	750,000	813,977
5.000%, 11/15/2018	600,000	649,847
5.750%, 12/15/2018	157,921	166,622
5.000%, 10/01/2020	221,966	238,180
5.500%, 03/01/2022	1,260,652	1,366,921
5.000%, 03/01/2023	369,023	393,940
4.500%, 04/01/2023	352,317	375,221
4.500%, 11/15/2023	1,000,000	1,063,552
5.500%, 10/15/2025	500,000	554,660
7.150%, 09/25/2028 (a)	274,032	295,816
6.500%, 10/01/2029	128,703	143,250
5.000%, 10/15/2031	273,354	283,569
5.275%, 02/01/2037 (a)	423,258	446,061
6.000%, 05/01/2037	1,132,326	1,231,122
6.000%, 08/01/2037	1,027,652	1,117,314
6.000%, 01/01/2038	1,013,653	1,102,094
Federal National Mortgage Association
5.000%, 03/01/2013	43,526	44,706
4.500%, 04/01/2013	51,786	53,036
5.000%, 04/01/2013	39,181	40,273
5.000%, 05/01/2013	73,263	75,355
5.500%, 06/01/2013	39,525	40,786
4.700%, 06/25/2013	77,406	80,474
3.500%, 09/01/2013	173,671	176,674
4.500%, 09/01/2013	73,118	75,098
5.500%, 10/01/2013	92,885	96,328
5.000%, 02/01/2014	262,917	271,749
4.000%, 05/01/2015	402,198	414,560
6.000%, 06/25/2016	124,090	128,862
4.500%, 06/25/2018	1,250,000	1,342,390
4.500%, 01/01/2019	463,716	495,284
6.500%, 05/01/2019	53,557	57,891
4.443%, 01/01/2020 (a)	139,549	144,562
4.500%, 04/01/2020	413,497	440,484
5.500%, 04/25/2023	500,000	557,520
5.000%, 05/01/2023	1,698,424	1,814,527
5.500%, 09/01/2025	294,026	317,578
5.500%, 02/01/2033	131,650	142,067
5.500%, 07/01/2033	528,505	569,993
5.290%, 11/25/2033	820,477	880,731
4.026%, 05/01/2034 (a)	92,085	95,073
5.500%, 07/01/2035	777,337	836,414
5.500%, 12/01/2035	261,341	281,203
6.500%, 02/25/2044	198,693	220,083
6.500%, 05/25/2044	261,152	286,002
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	489,515	500,722
4.706%, 05/10/2043	104,473	104,426
Government National Mortgage Association
4.500%, 05/20/2014	163,995	166,176
4.116%, 03/16/2019	167,745	168,344
4.031%, 01/16/2021	305,203	307,293
6.500%, 04/15/2026	66,261	73,593

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Government National Mortgage Association (continued)
8.000%, 07/15/2026	$37,185	$43,006
4.130%, 02/16/2027	271,053	273,899
3.727%, 03/16/2027	770,732	789,892
6.500%, 07/15/2029	45,649	51,185
7.500%, 11/15/2029	34,645	39,455
6.000%, 06/15/2031	347,169	384,197
6.000%, 02/15/2032	71,768	79,423
5.000%, 01/15/2033	797,202	856,893
3.998%, 10/16/2033	922,771	937,486
4.920%, 05/16/2034	600,000	656,320
6.000%, 10/15/2036	385,517	421,876
5.500%, 01/15/2038	2,030,775	2,197,869
6.000%, 01/15/2038	1,020,558	1,114,099
JPMorgan Chase Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	316,970
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	13,947	14,081
4.799%, 12/15/2029 (a)	1,000,000	991,256
Master Adjustable Rate Mortgages Trust
2.975%, 04/21/2034 (a)	166,141	164,253
Master Alternative Loans Trust
5.000%, 06/25/2015	124,314	123,176
Mortgage IT Trust
1.597%, 02/25/2035 (a)	364,309	315,889
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $74,728) (b)	72,217	71,005
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $265,426) (b)	258,275	251,261
OBP Depositor Trust
4.646%, 07/15/2020 (Acquired 06/25/2010,
Cost $499,997) (b)	500,000	499,997
Residential Asset Securitization Trust
4.750%, 02/25/2019	202,485	204,396
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	96,761	98,762
5.080%, 11/01/2022	274,250	293,249
4.640%, 05/01/2023	372,261	393,654
5.570%, 03/01/2026	270,874	297,843
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	61,047
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	218,063
Wachovia Bank Commercial Mortgage Trust
5.484%, 07/15/2041 (a)	250,000	265,202
5.509%, 04/15/2047	500,000	468,397
WaMu Mortgage Pass Through Certificates
2.794%, 01/25/2033 (a)	44,539	44,167
4.771%, 10/25/2035 (a)	154,701	144,997
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	295,000	303,943
4.438%, 10/25/2033 (a)	390,529	388,693
5.460%, 07/25/2036 (a)	718,730	592,796
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,759,795)		39,579,162
MUNICIPAL BONDS — 20.21%
Arizona State University
Build America Revenue Bond
5.528%, 07/01/2023	250,000	270,982
Arlington County, VA Industrial Development
Authority Revenue Bond
5.844%, 08/01/2031	500,000	524,800
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	550,260
Barrington, IL Build America
Unlimited General Obligation
5.370%, 12/15/2024	800,000	838,176
Bay Area Toll Authority
Build America Revenue Bond
6.263%, 04/01/2049	500,000	525,680
Central Puget Sound, WA Regional Transit
Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	548,895
Central Utah Water Conservancy District
Build America Revenue Bond
4.550%, 10/01/2022	700,000	711,543
Chicago, IL Board of Education
Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	520,815
Chicago, IL Metropolitan Water Reclamation
District Build America General Obligation
5.720%, 12/01/2038	1,000,000	1,089,280
Colorado Springs, CO Utilities
Build America Revenue Bond
4.949%, 11/15/2024	500,000	545,170
Columbus, IN Multi-High School Building
Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	546,330
Commonwealth of Pennsylvania Build America
Unlimited General Obligation
4.550%, 02/15/2021	500,000	508,955
Cook County, IL Build America
Unlimited General Obligation
6.229%, 11/15/2034	500,000	501,715
Cook County, IL Glencoe School District
Unlimited General Obligation
5.875%, 12/01/2027	500,000	541,510
Dallas County, TX Hospital District
Build America General Obligation
5.348%, 08/15/2022	650,000	695,864
District of Columbia Income Tax
Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,068,310
Florida State Department of Transportation
Build America Revenue Bond
6.140%, 07/01/2025	300,000	339,174
Gainesville, FL Utilities
Build America Revenue Bond
4.497%, 10/01/2017	500,000	518,355
Grant County, WA Public Utility District
Build America Revenue Bond
5.111%, 01/01/2023	500,000	541,925
Hamilton County, OH Sewer System
Build America Revenue Bond
5.710%, 12/01/2022	500,000	554,115
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	263,688
Houston, TX Build America
Unlimited General Obligation
6.088%, 03/01/2029	500,000	536,395

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Indiana Public Schools Multi-School Building
Corp. Build America Revenue Bond
4.900%, 07/15/2022	$1,000,000	$1,043,780
Indiana University Build America
Certificate Participation
5.050%, 12/01/2022	500,000	511,510
Indianapolis, IN Local Public Improvement
Build America Revenue Bond
5.854%, 01/15/2030	700,000	761,754
Kentucky State Property & Buildings
Commission Revenue Bond
5.100%, 10/01/2015	500,000	552,960
Los Angeles, CA Unified School District
Build America Unlimited General Obligation
5.755%, 07/01/2029	500,000	499,770
Missouri State Highways & Transit
Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	534,130
Municipal Electric Authority of Georgia
Build America Revenue Bond
6.655%, 04/01/2057	350,000	346,031
Naperville, IL Build America
Unlimited General Obligation
4.900%, 12/01/2025	500,000	525,790
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	525,605
New York City Housing Development
Corp. Revenue Bond
6.420%, 11/01/2039	500,000	562,600
New York State Urban Development
Corp. Revenue Bond
6.500%, 12/15/2018	300,000	343,692
New York, NY Build America
Unlimited General Obligation
5.206%, 10/01/2031	1,000,000	992,480
Northern California Transmission
Agency Revenue Bond
5.880%, 05/01/2016	500,000	565,310
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	1,050,900
Oregon State Department of Administrative
Services Revenue Bond
3.500%, 04/01/2016	600,000	616,686
Oregon State Department of Transportation
and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	654,816
Pueblo, CO Board of Waterworks
Build America Revenue Bond
5.700%, 11/01/2029	500,000	517,520
Purdue University, IN Build America
Certificate Participation
5.957%, 07/01/2031	500,000	524,845
San Diego County, CA Water Authority
Build America Revenue Bond
6.138%, 05/01/2049	500,000	555,730
Sedgwick County, KS Unified School District
Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	550,095
South Carolina State Public Service
Authority Revenue Bonds
6.224%, 01/01/2029	300,000	344,382
Springfield, MO School District
Build America Unlimited General Obligations
5.660%, 03/01/2030	500,000	519,965
State of California Build America
Unlimited General Obligation
7.500%, 04/01/2034	500,000	533,500
State of Connecticut Build America
Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,126,020
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	800,000	856,328
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,003,280
State of Maryland Build America
Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,053,390
State of Maryland
Unlimited General Obligation
5.000%, 08/01/2018	615,000	693,234
State of Mississippi Unlimited
General Obligation
5.539%, 10/01/2029	500,000	547,375
State of Ohio Build America
Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,000,500
State of Rhode Island
Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,042,050
State of Tennessee
Unlimited General Obligation
4.521%, 05/01/2021	400,000	420,228
State of Texas Build America
Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,083,150
State of Utah Build America
Unlimited General Obligation
4.554%, 07/01/2024	500,000	541,210
State of Washington Build America
Unlimited General Obligation
4.736%, 08/01/2024	800,000	833,096
State of Wisconsin Build America
Unlimited General Obligation
5.200%, 05/01/2026	500,000	495,175
University Massachusetts Building
Authority Revenue Bond
5.823%, 05/01/2029	500,000	539,645
University of California
Build America Revenue Bond
5.770%, 05/15/2043	500,000	523,520
University of Michigan
Build America Revenue Bond
4.926%, 04/01/2024	850,000	918,544
6.172%, 04/01/2030	400,000	425,000
University of Texas
Build America Revenue Bond
6.276%, 08/15/2041	500,000	534,535
University of Washington
Build America Revenue Bond
6.060%, 07/01/2039	400,000	462,516

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2010

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
University of Wyoming
Build America Revenue Bond
5.800%, 06/01/2030	$400,000	$410,228
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	746,424
Utah Transit Authority
Build America Revenue Bond
5.937%, 06/15/2039	250,000	282,603
Virginia College Building Authority
Build America Revenue Bond
5.400%, 02/01/2026	250,000	262,975
Washington County, OR Clean Water
Build America Revenue Bond
4.628%, 10/01/2020	600,000	652,998
Washington, MD Suburban Sanitation District
Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	418,900
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	512,075
TOTAL MUNICIPAL BONDS
(Cost $41,205,548)		43,760,787
U.S. GOVERNMENT AGENCY ISSUES — 0.46% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	356,202	375,363
4.720%, 09/20/2012	270,220	285,124
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	328,703
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $925,914)		989,190
U.S. TREASURY OBLIGATIONS — 12.58%
U.S. Treasury Bonds — 2.31%
5.375%, 02/15/2031	1,000,000	1,230,312
4.250%, 05/15/2039	2,000,000	2,114,688
4.375%, 11/15/2039	500,000	539,765
4.625%, 02/15/2040	1,000,000	1,124,062
		5,008,827
U.S. Treasury Inflation Index Bond — 0.72%
1.750%, 01/15/2028	1,534,929	1,556,994
U.S. Treasury Inflation Index Notes — 2.52%
3.000%, 07/15/2012	1,455,012	1,547,883
1.875%, 07/15/2013	356,100	376,659
2.000%, 01/15/2014	412,955	439,925
2.625%, 04/30/2016	1,000,000	1,027,500
3.000%, 02/28/2017	1,000,000	1,038,125
3.125%, 05/15/2019	1,000,000	1,020,859
		5,450,951
U.S. Treasury Notes — 7.03%
1.000%, 03/31/2012	1,000,000	1,007,580
1.000%, 04/30/2012	4,000,000	4,030,000
0.625%, 06/30/2012	3,000,000	3,000,240
1.375%, 05/15/2013	1,000,000	1,012,190
1.125%, 06/15/2013	3,000,000	3,011,940
2.500%, 03/31/2015	1,000,000	1,036,250
3.250%, 03/31/2017	1,000,000	1,053,750
3.625%, 02/15/2020	1,000,000	1,056,562
		15,208,512
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,984,571)		27,225,284
SHORT-TERM INVESTMENTS — 19.28%
Commercial Paper — 11.54%
American Express Company
0.284%, 07/08/2010	4,000,000	3,999,782
0.203%, 07/23/2010	2,000,000	1,999,756
General Electric Company
0.263%, 07/15/2010	5,000,000	4,999,494
0.426%, 09/21/2010	2,000,000	1,998,087
Household Finance Corp.
0.152%, 07/08/2010	1,000,000	999,971
0.294%, 07/15/2010	5,000,000	4,999,436
0.355%, 07/20/2010	1,000,000	999,815
Prudential Funding Corp.
0.335%, 07/23/2010	2,000,000	1,999,597
0.345%, 08/02/2010	3,000,000	2,999,093
		24,995,031

	Shares
Money Market Funds — 7.74%
Federated Prime Obligations Fund,
0.220% (e)	9,501,275	9,501,275
Fidelity Institutional Money Market,
0.290% (e)	7,248,159	7,248,159
		16,749,434
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,744,465)		41,744,465
TOTAL INVESTMENTS — 99.44%
(Cost $204,325,374)		215,291,160
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.56%		1,215,010
TOTAL NET ASSETS — 100.00%		$216,506,170

Percentages are stated as a percent of net assets.
(a)	The coupon rate shown on variable rate securities represents the rates at June 30, 2010.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2010 these securities represented 2.43% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of June 30, 2010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2010

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$166,654,978	$204,325,374
At value	$175,979,015	$215,291,160
Cash	—	3,326
Receivable for investments sold	1,692,630	267,482
Receivable for capital stock sold	128,453	228,207
Dividends receivable	146,218	—
Interest receivable	1,634	1,693,290
Prepaid expenses and other assets	13,174	10,538
Total assets	177,961,124	217,494,003
Liabilities:
Payable for investments purchased	103,903	500,449
Payable for capital stock redeemed	135,373	235,812
Payable to Advisor	114,956	116,623
Payable to Custodian	7,928	—
Accrued expenses and other liabilities	132,469	134,949
Total liabilities	494,629	987,833
Net Assets	$177,466,495	$216,506,170
Net Assets Consist of:
Paid in capital	$167,885,423	$205,022,935
Undistributed net investment income	1,390,497	165,869
Accumulated net realized gain (loss) on investments	(1,133,462)	351,580
Net unrealized appreciation on investments	9,324,037	10,965,786
Total — representing net assets applicable to outstanding capital stock	$177,466,495	$216,506,170
Class Y:
Net assets	$162,595,387	$208,496,851
Shares outstanding	8,990,680	19,272,577
Net asset value, redemption price and offering price per share	$18.08	$10.82
Class A:
Net assets	$14,871,108	$8,009,319
Shares outstanding	821,583	733,490
Net asset value and redemption price per share	$18.10	$10.92
Maximum offering price per share	$19.15	$11.40

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended June 30, 2010

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends*	$3,730,709	$21,627
Interest	24,249	7,864,590
Total investment income	3,754,958	7,886,217
Expenses:
12b-1 fees (Note G)	151,262	45,455
Investment advisory fees (Note F)	1,411,180	925,077
Transfer agent fees	186,541	177,212
Professional fees	95,715	92,696
Printing	87,848	72,046
Custody fees	36,294	29,437
Trustees’ fees	13,083	12,477
Administration fees	131,766	129,808
Accounting fees	63,525	100,665
Insurance	58,428	42,800
Registration fees	31,933	25,250
Other expenses	10,844	10,228
Total expenses	2,278,419	1,663,151
Less: Expenses waived (Note F)	(36,294)	(90,519)
Net expenses	2,242,125	1,572,632
Net Investment Income	1,512,833	6,313,585
Realized and Unrealized Gain on Investments:
Net realized gain on investments	10,176,456	1,241,611
Net change in unrealized appreciation on investments	4,841,188	9,259,721
Net realized and unrealized gain on investments	15,017,644	10,501,332
Increase in Net Assets Resulting from Operations	$16,530,477	$16,814,917

* Net of foreign taxes withheld of	$21,942	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09
Operations:
Net investment income	$1,512,833	$1,917,309	$6,313,585	$6,250,312
Net realized gain (loss) on investments	10,176,456	(11,310,442)	1,241,611	1,948,932
Net change in unrealized appreciation / depreciation on investments	4,841,188	(37,127,250)	9,259,721	2,058,620
Net increase (decrease) in net assets resulting from operations	16,530,477	(46,520,383)	16,814,917	10,257,864
Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(943,174)	(1,758,847)	(6,133,431)	(5,965,184)
Net realized gains on investments	—	(2,829,312)	(1,811,392)	(1,266,287)
Total distributions — Class Y	(943,174)	(4,588,159)	(7,944,823)	(7,231,471)
Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(84,614)	(162,615)	(244,627)	(292,792)
Net realized gains on investments	—	(265,397)	(74,932)	(64,795)
Total distributions — Class A	(84,614)	(428,012)	(319,559)	(357,587)
Capital Stock Transactions — (Net) (Note C)	3,429,282	3,489,623	55,313,921	(2,843,429)
Total increase (decrease) in net assets	18,931,971	(48,046,931)	63,864,456	(174,623)
Net Assets:
Beginning of year	158,534,524	206,581,455	152,641,714	152,816,337
End of year*	$177,466,495	$158,534,524	$216,506,170	$152,641,714
* Including undistributed net investment income of	$1,390,497	$905,757	$165,869	$163,072

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Growth Fund
	Years Ended June 30,
	2010	2009	2008	2007	2006
Class Y Shares
Net asset value, beginning of year	$16.47	$21.89	$26.38	$24.16	$23.44
Income from investment operations
Net investment income	0.15	0.20	0.17	0.21	0.26
Net realized and unrealized gains (losses)	1.57	(5.09)	(2.40)	3.53	1.16
Total from investment operations	1.72	(4.89)	(2.23)	3.74	1.42
Less Distributions
Dividends from net investment income	(0.11)	(0.20)	(0.16)	(0.28)	(0.20)
Distributions from capital gains	—	(0.33)	(2.10)	(1.24)	(0.50)
Total distributions	(0.11)	(0.53)	(2.26)	(1.52)	(0.70)
Net asset value, end of year	$18.08	$16.47	$21.89	$26.38	$24.16
Total investment return(1)	10.44%	-22.77%	-9.02%	16.22%	6.10%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$162,595	$145,423	$188,863	$204,771	$197,245
Ratio of expenses to average net assets:
Before expense waiver	1.21%	1.23%	1.19%	1.20%	1.25%
After expense waiver	1.19%	1.21%	1.17%	1.19%	1.23%
Ratio of net investment income to average net assets:
Before expense waiver	0.78%	1.15%	0.71%	0.83%	1.03%
After expense waiver	0.80%	1.17%	0.73%	0.84%	1.05%
Portfolio turnover rate(2)	21.57%	26.11%	17.73%	33.17%	18.82%

	COUNTRY Growth Fund
	Years Ended June 30,
	2010	2009	2008	2007	2006
Class A Shares
Net asset value, beginning of year	$16.48	$21.91	$26.40	$24.18	$23.46
Income from investment operations
Net investment income	0.15	0.20	0.19	0.22	0.25
Net realized and unrealized gains (losses)	1.58	(5.10)	(2.42)	3.52	1.17
Total from investment operations	1.73	(4.90)	(2.23)	3.74	1.42
Less Distributions
Dividends from net investment income	(0.11)	(0.20)	(0.16)	(0.28)	(0.20)
Distributions from capital gains	—	(0.33)	(2.10)	(1.24)	(0.50)
Total distributions	(0.11)	(0.53)	(2.26)	(1.52)	(0.70)
Net asset value, end of year	$18.10	$16.48	$21.91	$26.40	$24.18
Total investment return(1)	10.49%	-22.79%	-9.02%	16.21%	6.10%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,871	$13,112	$17,718	$20,550	$12,981
Ratio of expenses to average net assets:
Before expense waiver	1.21%	1.23%	1.19%	1.20%	1.25%
After expense waiver	1.19%	1.21%	1.17%	1.19%	1.23%
Ratio of net investment income to average net assets:
Before expense waiver	0.78%	1.15%	0.71%	0.83%	1.03%
After expense waiver	0.80%	1.17%	0.73%	0.84%	1.05%
Portfolio turnover rate(2)	21.57%	26.11%	17.73%	33.17%	18.82%

(1)	Total investment return does not reflect sales load.
(2)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Bond Fund
	Years Ended June 30,
	2010	2009	2008	2007		2006
Class Y Shares
Net asset value, beginning of year	$10.33	$10.12	$9.91	$9.84		$10.34
Income from investment operations
Net investment income	0.36	0.44	0.43	0.42		0.42
Net realized and unrealized gains (losses)	0.61	0.29	0.21	0.07		(0.49)
Total from investment operations	0.97	0.73	0.64	0.49		(0.07)
Less Distributions
Dividends from net investment income	(0.36)	(0.43)	(0.43)	(0.42)		(0.42)
Distributions from capital gains	(0.12)	(0.09)	—	(0.00	)(1)	(0.01)
Total distributions	(0.48)	(0.52)	(0.43)	(0.42)		(0.43)
Net asset value, end of year	$10.82	$10.33	$10.12	$9.91		$9.84
Total investment return(1)	9.66%	7.51%	6.58%	5.08%		-0.67%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$208,497	$146,168	$145,405	$131,593		$60,151
Ratio of expenses to average net assets:
Before expense waiver	0.90%	0.95%	0.89%	0.91%		1.22%
After expense waiver	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income to average net assets:
Before expense waiver	3.36%	4.14%	4.18%	4.16%		3.88%
After expense waiver	3.41%	4.24%	4.22%	4.22%		4.25%
Portfolio turnover rate(3)	25.82%	40.72%	50.14%	25.97%		17.46%

	COUNTRY Bond Fund
	Years Ended June 30,
	2010	2009	2008	2007		2006
Class A Shares
Net asset value, beginning of year	$10.42	$10.20	$9.99	$9.92		$10.42
Income from investment operations
Net investment income	0.36	0.44	0.43	0.42		0.42
Net realized and unrealized gains (losses)	0.62	0.30	0.21	0.07		(0.49)
Total from investment operations	0.98	0.74	0.64	0.49		(0.07)
Less Distributions
Dividends from net investment income	(0.36)	(0.43)	(0.43)	(0.42)		(0.42)
Distributions from capital gains	(0.12)	(0.09)	—	(0.00	)(1)	(0.01)
Total distributions	(0.48)	(0.52)	(0.43)	(0.42)		(0.43)
Net asset value, end of year	$10.92	$10.42	$10.20	$9.99		$9.92
Total investment return(2)	9.67%	7.55%	6.52%	5.15%		-0.76%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,009	$6,474	$7,411	$6,567		$3,479
Ratio of expenses to average net assets:
Before expense waiver	0.90%	0.95%	0.89%	0.91%		1.22%
After expense waiver	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income to average net assets:
Before expense waiver	3.36%	4.14%	4.18%	4.16%		3.88%
After expense waiver	3.41%	4.24%	4.22%	4.22%		4.25%
Portfolio turnover rate(3)	25.82%	40.72%	50.14%	25.97%		17.46%

(1)	Amount less than $0.005 per share.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2010

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”) (referred to herein as “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices.  Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	COUNTRY Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$16,027,735	$—	$—	$16,027,735
Consumer Staples	27,064,311	—	—	27,064,311
Energy	22,134,685	—	—	22,134,685
Financials	17,802,594	—	—	17,802,594
Health Care	28,284,108	—	—	28,284,108
Industrials	19,537,290	—	—	19,537,290
Information
Technology	26,458,802	—	—	26,458,802
Materials	4,135,720	—	—	4,135,720
Telecommunication
Services	6,044,716	—	—	6,044,716
Utilities	5,977,982	—	—	5,977,982
Mortgage-
Backed Securities	—	256,308	—	256,308
Short-Term
Investments	2,254,764	—	—	2,254,764
Total Investments
in Securities	$175,722,707	$256,308	$—	$175,979,015

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2010 (continued)

	COUNTRY Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities	$—	$5,915,612	$—	$5,915,612
Corporate Bonds	—	56,076,660	—	56,076,660
Mortgage-
Backed Securities	—	39,579,162	—	39,579,162
Municipal Bonds	—	43,760,787	—	43,760,787
U.S. Government
Agency Issues	—	989,190	—	989,190
U.S. Treasury
Obligations	27,225,284	—	—	27,225,284
Commercial Paper	—	24,995,031	—	24,995,031
Money
Market Funds	16,749,434	—	—	16,749,434
Total Investments
in Securities	$43,974,718	$171,316,442	$—	$215,291,160

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the year. The Funds did not have transfers into or out of Level 1 or Level 2 during the year.

On January 21, 2010, the FASB issued ASU 2010-06,Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

Additionally, GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2010, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income (Loss)	Gain (Loss)	Paid in Capital
Growth Fund	$(305)	$305	$—
Bond Fund	67,270	(67,270)	—

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2010 (continued)

Note (C) Capital Stock:  At June 30, 2010, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	Growth Fund
	Year Ended		Year Ended
	June 30, 2010		June 30, 2009
	Shares	Amount	Shares	Amount
Class Y
Shares sold	1,365,395	$26,364,492	1,320,787	$21,694,324
Shares issued through reinvestment of dividends	51,018	896,390	217,241	4,384,331
Shares redeemed	(1,256,730)	(24,335,214)	(1,334,498)	(22,327,756)
Total Class Y Transactions	159,683	2,925,668	203,530	3,750,899
Class A
Shares sold	129,099	$2,511,044	132,954	$2,172,271
Shares issued through reinvestment of dividends	4,802	84,464	21,129	427,366
Shares redeemed	(107,876)	(2,091,894)	(167,133)	(2,860,913)
Total Class Y Transactions	26,025	503,614	(13,050)	(261,276)
Net Increase in capital stock	185,708	$3,429,282	190,480	$3,489,623

	Bond Fund
	Year Ended		Year Ended
	June 30, 2010		June 30, 2009
	Shares	Amount	Shares	Amount
Class Y
Shares sold	7,469,734	$79,101,695	4,763,620	$48,074,577
Shares issued through reinvestment of dividends	724,201	7,612,039	687,178	6,916,450
Shares redeemed	(3,071,138)	(32,598,351)	(5,672,824)	(56,761,786)
Total Class Y Transactions	5,122,797	54,115,383	(222,026)	(1,770,759)
Class A
Shares sold	191,543	$2,047,678	109,033	$1,109,897
Shares issued through reinvestment of dividends	30,086	318,993	35,173	356,759
Shares redeemed	(109,370)	(1,168,133)	(249,309)	(2,539,326)
Total Class Y Transactions	112,259	1,198,538	(105,103)	(1,072,670)
Net Increase in capital stock	5,235,056	$55,313,921	(327,129)	$(2,843,429)

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended June 30, 2010, were as follows:

	Purchases	Sales
Growth Fund	$40,941,549	$38,928,687
Bond Fund	41,521,644	31,520,890

For the year ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$—
Bond Fund	23,172,234	7,862,890

Note (E) Income Tax Information:  As of June 30, 2010, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Cost of investments	$166,654,978	$204,325,374
Unrealized appreciation	$32,962,750	$12,096,513
Unrealized depreciation	(23,638,713)	(1,130,727)
Net unrealized appreciation	$9,324,037	$10,965,786
Undistributed ordinary income	$1,390,497	$271,417
Undistributed long-term capital gains	—	246,032
Distributable earnings	$1,390,497	$517,449
Other accumulated losses	$(1,133,462)	$—
Total accumulated gains (losses)	$9,581,072	$11,483,235

There is no difference between cost of investments for financial reporting and cost of investments for Federal income tax.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2010 (continued)

The tax character of distributions paid during the year ended June 30, 2010 and the year ended June 30, 2009 was as follows:

	Year Ended	Year Ended
	June 30, 2010	June 30, 2009
Growth Fund
Ordinary Income	$1,027,788	$1,921,556
Long-term capital gains	—	3,094,615
	$1,027,788	$5,016,171

	Year Ended	Year Ended
	June 30, 2010	June 30, 2009
Bond Fund
Ordinary Income	$7,861,489	$6,696,210
Long-term capital gains	402,893	892,848
	$8,264,382	$7,589,058

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2010.  The Growth Fund utilized $964,844 in capital loss carryovers.  Capital loss carryovers as of June 30, 2010 were as follows:

Capital Loss
	Capital Loss	Carryover
	Carryover(1)	Expiration
Growth Fund	(1,133,462)	6/30/2017
Bond Fund	—	—

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.

As of June 30, 2010, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  As of June 30, 2010, open Federal and State income tax years ended are June 30, 2007, June 30, 2008 and June 30, 2009.  The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the year ended June 30, 2010 were $36,294 and $29,437, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceeds 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver.  Effective January 30, 2002, this agreement became contractual.  These agreements may be terminated at any time after October 31, 2012.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended June 30, 2010, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$1,411,180	$—
Bond Fund	0.50%	925,077	61,082

*  Excludes waiver of custody fees.

At June 30, 2010, 68.1% of the shares outstanding of the Growth Fund and 95.6% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by COUNTRY Trust Bank.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the Growth Fund and Bond Fund for the year ended June 30, 2010, were $55,748 and $53,641, respectively.

Legal fees are included in Professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the year ended June 30, 2010, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.08% and 0.02%, respectively.

Note (H) Subsequent Events:  In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
COUNTRY Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities of COUNTRY Mutual Funds Trust, comprising the COUNTRY Growth Fund and the COUNTRY Bond Fund (the “Funds”), including the schedules of investments, as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of June 30, 2010, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Milwaukee, Wisconsin
August 27, 2010

COUNTRY Mutual Funds — Approval of Advisory Contract (unaudited)

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”). The Funds and the Advisor have entered into Investment Advisory Agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the Agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The Agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the Advisor upon sixty days written notice. The Agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Advisory Agreements including but not limited to the Advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the Funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the Advisor’s services, the Board received a memorandum from the Advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreements. The information below summarizes the Board’s consideration in connection with its approval of the Agreements. In deciding to approve the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the advisor under the Agreements. The Advisor’s most recent registration form on the Securities and Exchange Commission’s Form ADV Part II was provided to the Board. Also reviewed and analyzed by the Board were the background, education and experience of the Advisor’s key investment personnel as well as portfolio manager compensation issues. The Board further considered the sources of information used by the Advisor as the basis for investment advice as well as the methods investment personnel used to evaluate such information. The Board also analyzed and reviewed the trading strategies of the Funds. The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the Advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to industry averages for each particular Fund’s peer group.  The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers. Based on these factors, the Board concluded that the fees under the Agreements were reasonable and fair in light of the nature and quality of the services provided by the Advisor.

The Board further reviewed and analyzed the Advisor’s current compliance program and reviewed summaries of the Advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy. The Advisor’s procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreements.

Additional Tax Information (unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended June 30, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	100.00%
Bond Fund	0.30%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2010, was as follows:

Growth Fund	100.00%
Bond Fund	0.30%

Information Applicable to Foreign Shareholders Only:

The Funds hereby designate the following percentages of their ordinary income distributions for the fiscal year ended June 30, 2010 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C):

Growth Fund	1.46%
Bond Fund	87.64%

Short-Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund for the fiscal year ended June 30, 2010, was as follows:

Growth Fund	0.00%
Bond Fund	18.86%

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler (2/26/39)	71	Trustee since 2005
Chairman, Environment Committee to Study McLean County into the 21st Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.  Farmer.

Charlot R. Cole (6/12/41)	69	Trustee since 1996
Property Developer, 1979 to date; Member Macoupin-Greene County Cooperative Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1980 to date. Farmer.

Darrel L. Oehler (4/26/47)	63	Trustee since 2010
Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008; Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean Co. Public Building Commission, 2004 to 2008; Shareholder and Director of Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Robert D. Grace (3/20/47)	63	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date. Farmer.

Robert W. Weldon	76	Trustee since 2003	Retired. VP and Trustee, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)		Chairman of the Board
		since 2006

William H. Olthoff* (7/11/43)	66	Trustee since 2007	Director: Illinois Agricultural Association and Affiliated Companies (3), 2000 to date; Director: COUNTRY Trust Bank (4), 2003 to date. Farmer.

Carson H. Varner, Jr. (5/18/45)	65	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds (12/11/61)	48	Treasurer since 2009
Vice President-Finance and Treasurer: Illinois Agricultural Association and Affiliated Companies, 2009 to date; Treasurer: COUNTRY Trust Bank, 2009 to date; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Peter J. Borowski (5/10/50)	60	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank (4) 2005 to date; Vice President and Corporate Controller, COUNTRY Financial (6) 2003 to date.

Barbara L. Mosson	58	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks (1/31/53)	57	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date; Director: RiverGlass, Inc., 2007 to date.

Scott Hancock (7/4/57)	52	Vice President since 2010	Director – Retirement and Investment Services and Trust Officer: COUNTRY Trust Bank, 2006 to date; Manager – Investment and Retirement Services and Trust Officer, 2002 to 2006.

John D. Blackburn (4/2/48)	62	Vice President since 2001	Chief Executive Officer: COUNTRY Financial (6), 2001 to date.

Robert W. Rush, Jr. (9/3/45)	64	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank (4), 1999 to date.

Richard L. Guebert, Jr. (8/9/51)	58	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to date; Farmer.

Derek C. Vogler (10/5/71)	38	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to date.

Philip T. Nelson* (6/12/57)	53	Trustee and President since 2003
Director and President: Illinois Agricultural Association and Affiliated Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman of the Board: COUNTRY Capital Management Company, 2003 to date; Director: COUNTRY Capital Management Company, 1999 to date; Farmer.

James M. Jacobs (6/19/66)	44	General Counsel and Secretary since 2008
General Counsel and Secretary: Illinois Agricultural Association and Affiliated Companies (3), 2008 to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies (3), 2005 to 2008; General Counsel and Secretary: COUNTRY Trust Bank (4), 2008 to date.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, Illinois Agricultural Holding Co., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2010 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust

COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
Roger D. Grace
Darrel L. Oehler
William H. Olthoff
Carson H. Varner Jr.

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Scott Hancock, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

Quasar Distributors, LLC
Milwaukee, Wisconsin

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/10)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2010	FYE 6/30/2009
Audit Fees	$45,500	$44,200
Audit-Related Fees	$22,400	$17,200
Tax Fees	$10,200	$9,800
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2010	FYE 6/30/2009
Audit-Related Fees	58%	57%
Tax Fees	13%	10%
All Other Fees	29%	33%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2010	FYE 6/30/2009
Registrant
Registrant’s Investment Adviser	$74,250	$72,750

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                COUNTRY Mutual Fund Trust

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date   August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date   August 31, 2010

By (Signature and Title)*    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date   August 31, 2010

* Print the name and title of each signing officer under his or her signature.